Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

27. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of each class of shares by the weighted average number of shares outstanding during the year.

Diluted earnings per share is calculated to give effect to equity awards.

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

For the years ended December 31,	2025	2024	2023
Net income (loss) attributable to Telesat Corporation Shares	$(155,354)	$(87,720)	$157,118
Effect of diluted securities	—	—	15,486
Diluted net income (loss) attributable to Telesat Corporation Shares	$(155,354)	$(87,720)	$172,604

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	2025	2024	2023
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	14,640,626	13,937,443	13,417,290
Effect of diluted securities
Stock options	—	—	51,617
RSUs	—	—	1,435,113
DSUs	—	—	91,587
PSUs	—	—	292,614
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	14,640,626	13,937,443	15,288,221

Effect of diluted securities represents Telesat Public Shares and Class C Shares assumed to be issued for no consideration. The difference between the number of Telesat Public Shares and Class C Shares assumed issued on exercise and the number of Telesat Public Shares and Class C Shares assumed repurchased are treated as an issue of common shares for no consideration.

For the purpose of earnings per share, all of the Telesat Public Shares and Class C Shares have equivalent economic rights.